Restatement (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Accumulated Deficit		$ (19,141,821)		$ (12,565,254)	$ (10,797,033)
Net loss for the year ended December 31, 2015		$ (6,576,567)		$ (1,768,221)	(2,601,407)
As Originally Reported [Member]
Accumulated Deficit	$ (11,915,032)		$ (11,915,032)		(10,777,797)
Net loss for the year ended December 31, 2015	(722,086)		(1,137,235)		(2,582,171)
Additional Paid-In Capital					10,500,651
Adjustment [Member]
Accumulated Deficit	(96,432)		(96,432)		(19,236)
Net loss for the year ended December 31, 2015	(222,313)		(77,196)		(19,236)
Additional Paid-In Capital					(130,000)
As Restated [Member]
Accumulated Deficit	(12,011,464)		(12,011,464)		(10,797,033)
Net loss for the year ended December 31, 2015	$ (944,399)		$ (1,214,431)		(2,601,407)
Additional Paid-In Capital					$ 10,370,651